Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 10,417	kr 21,979
Contingent liabilities
Guarantee commitments	4,767	3,969
Commitments
Committed undisbursed loans	53,871	57,213
Binding offers	kr 1,510	kr 1,322